SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal		$ 17,490	$ 17,374
Less: accumulated depreciation		(9,300)	(8,859)
Property, plant and equipment, net	$ 6,043	8,190	8,515
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		7,523	7,523
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,592	2,592
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		4,540	4,535
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 2,835	$ 2,724